Non-Controlling Interest - Schedule of Summarized Financial Information (Details) - Non-Controlling Interests [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarized Financial Information [Line Items]
Current assets	$ 2	$ 36
Non-current assets	19,742	19,742
Current liabilities	(9)	(8)
Net loss	155	160
Attributable to shareholders of the Company	93	96
Attributable to non-controlling interest	$ 62	$ 64